Share-based payment liability (Tables)	12 Months Ended
Mar. 31, 2018
Share-Based Payment Arrangements [Abstract]
Movement in share-based payment liability
Share options outstanding at the end of the fiscal year have the following exercise prices:

					March 31, 2018 000's	March 31, 2017 000's

Annual shareholder return	Grant date	Expiry date	Exercise price
5%	September 13, 2011	September 13, 2017	130	cents	—	263
10%	January 3, 2012	January 3, 2018	154	cents	—	2,750
10%	November 7, 2012	November 7, 2018	246	cents	5,600	8,100
10%	September 10, 2014	September 10, 2020	411	cents	3,500	3,500
					9,100	14,613

	March 31, 2018 R’000	March 31, 2017 R’000

Movement in share-based payment liability for the year
Opening balance	—	—
Share-based payment expense recognized during the year	1,352	1,064
Payment made in settlement of the share-based payment liability	(1,353)	(1,064)
Foreign currency translation differences	1	—
Closing balance	—	—

Key assumptions used in the discounted cash flow analysis
The key assumptions used for the value-in-use calculations are as follows:

2018	Central Services Organization	Africa	Europe	Middle East and Australasia

Discount rate
– pre-tax discount rate applied to the cash flow projections (%)	17.1	17.3	9.2	13.3
Growth rate
– growth rate used to extrapolate cash flow beyond the budget period (%)	5.4	5.4	2.2	2.9

2017	Central Services Organization	Africa	Europe	Middle East and Australasia

Discount rate
– pre-tax discount rate applied to the cash flow projections (%)	17.6	18.6	9.8	16.0
Growth rate
– growth rate used to extrapolate cash flow beyond the budget period (%)	5.5	5.5	2.3	2.5

The key assumptions used in the discounted cash flow analysis in fiscal 2017 were:

March 31, 2017

Discount rate
– pre-tax discount rate applied to the cash flow projections (%)	21.0
Growth rate
– growth rate used to extrapolate cash flow beyond the budget period (%)	4.5